Document and Entity Information	Sep. 30, 2026
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001628063
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	SERITAGE GROWTH PROPERTIES
Entity Incorporation State Country Code	MD
Entity File Number	001-37420
Entity Tax Identification Number	38-3976287
Entity Address, Address Line One	500 Fifth Avenue
Entity Address, Address Line Two	Suite 1530
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10110
City Area Code	212
Local Phone Number	355-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class 160 A Common Shares Of Beneficial Interest Par Value 0.01 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common shares of beneficial interest, par value $0.01 per share
Trading Symbol	SRG
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.00% Series A cumulative redeemable preferred shares of beneficial interest, par value $0.01 per share
Trading Symbol	SRG-PA
Security Exchange Name	NYSE